Strategy Shares

September 26, 2025 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:      Strategy Shares (the “Registrant”);

File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Eventide Large Cap Value ETF, Eventide Large Cap Growth ETF, and Eventide Small Cap ETF do not differ from those contained in the Registrant's Post-Effective Amendment No. 146, which was electronically filed with the Commission on September 19, 2025.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary